SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Mortgage Pass-Through Securities - 29.3%
Federal Home Loan Mortgage Corporation - 2.6%

26,308	4.00	7/1/25	25,965
319,938	5.00	5/1/42	322,252
979,504	5.50	8/1/49	1,011,711
46,882	5.82	10/1/37	47,567
245,208	6.50	12/1/34	249,143
170,623	6.88	2/17/31	174,287
22,595	7.00	8/1/27	22,568
257,237	7.00	4/1/28	258,576
1,997,650	7.00	12/1/31	2,060,290
348,265	7.00	2/1/37	350,195
211,020	7.00	4/1/37	223,610
3,045,783	7.00	10/1/37	3,185,262
1,596,783	7.00	10/1/38	1,698,325
6,334	7.38	12/17/24	6,312
17,169	7.50	1/1/31	17,149
197,583	7.50	1/1/32	206,161
169,416	7.50	8/1/32	171,431
2,670	7.95	10/1/25	2,668
8,921	8.00	5/1/31	8,914
36,752	8.00	11/1/36	38,823
69,769	8.00	1/1/37	74,507
42,724	8.50	6/20/27	44,070
8,865	8.50	12/1/29	8,951
57,669	8.50	3/1/31	60,182
6,574	9.00	3/20/27	6,573
19,369	9.00	2/17/31	19,240
6,972	9.00	5/1/31	6,975
554	10.00	7/1/30	553

			10,302,260

Federal National Mortgage Association - 13.3%

3,100,000	2.48	2/1/35	2,481,584
3,100,000	2.68	2/1/35	2,535,573
1,642,767	4.50	4/1/48	1,617,764
5,183,351	4.50	7/1/52	4,994,625
5,222,493	4.50	9/1/52	5,032,371
992,135	5.00	9/1/43	1,025,094
7,104,571	5.00	2/1/49	7,222,236
388,830	5.00	6/1/51	404,138
1,843,975	5.00	7/1/52	1,794,659
329,164	5.50	6/1/33	330,502
3,329,645	5.50	12/1/41	3,504,174
964,613	5.50	5/1/49	982,005
507,208	5.50	4/1/50	516,559
794,221	5.93	5/1/35	791,789
60,402	6.00	5/1/37	61,375
48,054	6.00	9/1/37	47,872
1,150,949	6.00	4/1/38	1,199,412
387,702	6.00	2/1/40	397,708
3,125,454	6.00	5/1/41	3,234,043
2,237,239	6.00	7/1/52	2,278,394
666,940	6.50	2/1/29	683,676
94,007	6.50	3/1/29	93,195
102,520	6.50	6/1/31	104,181
45,551	6.50	8/1/34	46,279
73,444	6.50	11/1/34	73,227
155,499	6.50	1/1/39	154,991
662,219	6.75	6/1/32	684,957
473,204	6.82	6/1/40	488,861

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

7,494	7.00	2/1/26	7,486
35,447	7.00	9/1/27	35,571
14,606	7.00	10/1/27	14,672
75,235	7.00	11/1/27	76,055
17,181	7.00	1/1/28	17,260
11,285	7.00	10/1/32	11,295
2,188,372	7.00	12/1/32	2,306,199
69,503	7.00	7/1/33	71,130
53,553	7.00	7/1/34	54,801
10,238	7.00	12/1/37	10,413
2,631,068	7.00	1/1/40	2,743,844
440,815	7.00	9/1/47	426,901
36,809	7.50	4/1/32	36,773
109,195	7.50	1/1/34	112,364
1,896,667	7.50	10/1/38	1,993,745
795,773	7.50	11/1/38	839,877
5,085	7.85	7/20/30	5,089
2,508	8.00	8/20/25	2,507
2,400	8.00	7/20/28	2,398
86,280	8.00	1/1/32	88,165
48,208	8.00	11/1/37	51,185
37,139	8.17	11/15/31	38,721
70,133	8.50	1/1/37	71,389
1,055	9.00	6/15/25	1,056
16,102	9.00	5/15/28	16,098
17,230	9.00	7/1/31	17,189
8,571	9.50	8/1/24	8,561

			51,841,988

Government National Mortgage Association - 12.9%

55,479	4.00	12/15/24	54,690
306,734	4.00	10/20/30	308,070
5,667,404	4.00	8/20/31	5,607,746
594,813	4.00	12/20/31	598,819
455,232	4.25	10/20/31	462,570
308,281	4.25	3/20/37	303,349
1,457,042	4.75	9/20/31	1,501,935
4,985,910	5.00	12/15/45	5,247,655
341,145	5.00	7/20/49	339,428
35,872	5.50	9/15/25	35,062
465,100	5.50	5/15/29	485,513
386,152	5.50	7/20/37	407,547
667,188	5.50	7/20/62	671,760
11,920,961	5.50	8/20/62	12,002,664
1,242,602	5.75	2/15/29	1,266,679
503,241	5.75	10/20/31	518,772
324,060	6.00	9/15/33	333,511
161,986	6.00	2/20/47	170,431
1,906,416	6.00	7/20/47	2,013,031
8,663,781	6.00	8/20/62	8,790,936
6,363	6.25	12/15/23	6,252
378,650	6.25	4/15/29	390,212
14,310	6.50	11/15/23	14,274
43,501	6.50	4/15/24	43,397
435,170	6.50	2/20/28	440,331
172,003	6.50	2/20/29	171,478
293,748	6.50	7/20/34	303,737
15,599	6.50	12/20/38	15,477
151,020	6.50	1/20/39	155,042
88,473	6.50	2/20/39	92,001
194,184	6.50	4/20/39	202,648
182,207	6.50	6/20/39	192,846

DECEMBER 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
383,323	6.50	8/20/39		405,373
208,033	6.50	4/20/43		213,755
1,962,896	7.00	8/15/29		2,034,725
2,203,921	7.00	10/15/29		2,284,619
105,754	7.00	10/15/36		105,531
1,904,099	7.00	12/20/52		1,955,882

				50,147,748

Small Business Administration - 0.5%
1,239,514	5.33	8/25/36		1,185,543
633,186	5.33	9/25/36		605,765

				1,791,308

Total Mortgage Pass-Through Securities (cost: $121,398,065)				114,083,304

U.S. Treasury / Federal Agency Securities - 0.8%
U.S. Treasury Notes:
3,000,000	4.13	11/15/32		3,072,656

Total U.S. Treasury / Federal Agency Securities (cost: $3,170,681)				3,072,656

Collateralized Mortgage Obligations - 68.2%

Federal Home Loan Mortgage Corporation - 14.6%
7,907,154	3.31	5/25/23	[1]	7,846,851
774,362	4.78	7/25/32	[1]	737,661
3,206,663	5.00	11/25/50		3,258,845
5,522,798	5.00	11/25/50	[1]	5,413,699
231,429	5.38	5/15/38	[1]	221,492
5,223,987	5.50	6/25/51		5,425,539
1,141,535	6.00	1/15/33		1,176,535
1,252,969	6.00	5/15/36		1,286,871
810,680	6.00	6/15/37		834,679
1,099,688	6.00	9/15/42		1,123,277
2,960,935	6.00	9/25/52		3,063,706
9,906	6.25	5/15/29		9,822
9,997	6.50	9/15/23		10,017
6,865	6.50	3/15/24		6,894
212,311	6.50	7/15/27		217,451
188,988	6.50	2/15/28		192,276
297,679	6.50	3/15/29		304,573
8,014	6.50	2/15/30		8,153
237,340	6.50	1/15/31		243,621
471,779	6.50	8/15/31		482,153
125,221	6.50	1/15/32		128,817
43,087	6.50	3/15/32		44,777
291,989	6.50	6/25/32		298,931
127,392	6.50	7/15/32		133,039
2,909,229	6.50	5/15/33		3,015,747
632,894	6.50	5/15/35		667,089
295,646	6.50	8/15/39		307,137
884,137	6.50	2/25/43		923,475
372,034	6.50	3/25/43		377,808
529,292	6.50	7/25/43		549,472
706,132	6.50	10/25/43		711,032
260,876	6.50	11/15/43		273,511
1,749,717	6.50	8/15/45		1,876,435
278,658	6.50	2/15/49		288,835
1,356	6.70	9/15/23		1,356
254,810	6.75	3/15/28		261,935
224,072	6.95	3/15/28		229,384
345	7.00	3/25/23		343

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

333	7.00	4/15/23		333
3,099	7.00	7/15/23		3,104
14,450	7.00	1/15/24		14,481
7,753	7.00	3/15/24		7,764
8,097	7.00	8/15/25		8,153
20,930	7.00	9/15/26		21,187
55,136	7.00	6/15/29		57,188
154,069	7.00	8/15/29		159,861
197,445	7.00	10/20/29		206,142
34,456	7.00	1/15/30		36,263
103,012	7.00	10/15/30		108,568
93,373	7.00	7/15/31		97,870
41,839	7.00	4/15/32		43,188
320,406	7.00	5/15/32		339,002
1,565,752	7.00	8/15/41		1,601,839
2,934,069	7.00	2/25/43		3,005,834
1,975,403	7.00	3/25/43		2,084,881
728,242	7.00	7/25/43		769,915
1,073,334	7.00	3/15/49		1,168,972
1,792	7.50	3/15/23		1,792
10,513	7.50	4/15/23		10,510
16,517	7.50	9/20/26		16,865
98,606	7.50	3/15/28		102,371
180,905	7.50	9/15/29		190,988
51,275	7.50	12/15/29		53,270
108,352	7.50	6/15/30		114,519
179,839	7.50	8/15/30		189,324
194,208	7.50	9/15/30		207,108
60,051	7.50	11/15/30		63,366
1,776,728	7.50	6/15/34		1,934,194
383,974	7.50	2/25/42		392,728
1,166,295	7.50	8/25/42	[1]	1,196,323
636,300	7.50	9/25/43		652,727
2,627	8.00	2/15/23		2,622
2,070	8.00	4/25/24		2,079
49,022	8.00	2/15/27		51,072
82,167	8.00	11/20/29		86,695
87,118	8.00	1/15/30		92,708
33,013	8.50	3/15/25		33,930
15,239	8.50	3/15/32		16,356

				57,099,330

Federal National Mortgage Association - 20.3%
246,850	2.00	7/25/37	[1]	219,012
1,274,389	3.00	7/25/40		1,257,318
9,576,165	3.25	9/25/52		8,954,720
364,449	3.26	8/25/43	[1]	336,183
1,108,170	4.00	9/25/43		1,091,555
164,378	4.55	6/25/43		159,389
1,746,118	4.92	2/25/42	[1]	1,706,525
1,930,375	5.00	7/25/33		1,926,146
1,543,614	5.00	7/25/40		1,534,793
276,962	5.00	11/25/41		277,158
467,183	5.00	6/25/43		458,355
3,388,385	5.00	11/25/50		3,398,118
3,964,979	5.00	12/25/50		4,016,803
427,475	5.00	1/25/51		427,254
1,181,994	5.06	10/25/42 1		1,199,986
2,106,254	5.29	12/25/42	[1]	2,040,778
512,923	5.36	6/25/42		512,323
537,890	5.50	9/25/33		544,284
2,582,056	5.50	6/25/40		2,543,945

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
692,336	5.63	12/25/53	[1]	713,584
289,757	5.75	8/25/33		293,336
547,622	5.81	8/25/43		542,658
685,404	6.00	5/25/30		695,845
120,708	6.00	11/25/32		123,682
235,440	6.00	7/25/33		242,057
1,410,719	6.00	5/25/36		1,454,060
186,289	6.00	6/25/36		191,061
695,118	6.00	10/25/36		719,618
1,548,029	6.00	11/25/43		1,565,917
644,687	6.00	9/25/46		637,839
803,591	6.00	2/25/48		832,101
179,454	6.00	12/25/49		182,051
725,472	6.31	8/25/47	[1]	724,049
872,517	6.47	9/25/37	[1]	870,806
125,434	6.50	8/20/28		125,935
761,780	6.50	1/25/32		786,793
119,779	6.50	3/25/32		122,445
200,034	6.50	6/25/32		207,424
164,759	6.50	7/25/36		172,903
35,772	6.50	9/25/36		37,241
1,463,558	6.50	11/25/41		1,498,928
158,822	6.50	3/25/42		161,687
1,238,538	6.50	5/25/42		1,289,264
1,731,074	6.50	7/25/42		1,753,714
202,749	6.50	9/25/42		207,319
501,875	6.50	11/25/42		518,912
2,355,968	6.50	12/25/43		2,423,982
86,429	6.50	7/25/44		86,479
160,031	6.51	2/25/45	[1]	167,727
247,842	6.69	9/25/37	[1]	253,350
257,332	6.73	8/25/37	[1]	258,767
1,438,107	6.75	6/25/32		1,516,090
311,417	6.75	4/25/37		314,006
31,853	6.85	12/18/27		32,033
767,055	6.97	6/19/41	[1]	787,430
1,115	7.00	6/25/23		1,114
67,596	7.00	4/25/24		67,488
66,433	7.00	9/18/27		68,295
720,213	7.00	5/25/31		717,568
1,014,269	7.00	12/25/33		1,065,093
103,456	7.00	9/25/40		107,690
380,365	7.00	10/25/41		390,989
113,301	7.00	11/25/41		120,297
227,459	7.00	12/25/41		237,533
745,287	7.00	7/25/42		781,238
1,523,262	7.00	2/25/44		1,592,083
64,300	7.00	8/25/44		67,593
816,858	7.00	4/25/49		892,104
14,585	7.50	8/20/27		14,993
155,226	7.50	10/25/40		157,681
1,055,574	7.50	11/25/40		1,042,119
607,304	7.50	6/19/41	[1]	623,495
1,035,733	7.50	7/25/41		1,032,866
575,033	7.50	8/25/41		592,198
203,782	7.50	11/25/41		219,211
380,177	7.50	1/25/42		401,044
2,699,258	7.50	5/25/42		2,864,314
245,702	7.50	6/25/42		258,703
2,431,171	7.50	8/25/42	[1]	2,625,310
803,756	7.50	2/25/44		844,451

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
334,033	7.50	3/25/44		349,261
534,481	7.50	5/25/44		574,613
34,575	7.50	10/25/44		36,699
3,348,608	7.50	1/25/48		3,580,128
15,242	8.00	7/18/27		15,733
241,402	8.00	7/25/44		249,229
301,177	8.01	11/25/37	[1]	321,792
149,696	8.12	11/25/37	[1]	159,718
30,834	8.41	10/25/42	[1]	33,147
2,509	8.50	1/25/25		2,550
274,482	8.50	6/25/30		297,057
30,461	9.00	11/25/28		32,184
220,815	9.00	6/25/30		242,591
40,688	9.00	10/25/30		44,637
46,274	9.44	6/25/32	[1]	49,892
49,525	9.50	11/25/31		54,464
158,443	9.50	12/25/41		171,422
182,825	9.64	6/25/44	[1]	183,567
674,388	11.51	9/25/42	[1]	773,443
10,245	22.93	3/25/39	[1]	14,240

				79,087,575

Government National Mortgage Association - 32.3%
1,962,001	4.73	5/20/51	[1]	1,953,988
2,415,780	4.75	5/20/51	[1]	2,412,120
5,145,454	4.83	8/20/51	[1]	5,112,745
3,980,229	4.88	4/20/51	[1]	3,949,659
2,382,757	4.90	7/20/51	[1]	2,357,855
3,033,798	5.00	12/20/50		3,058,275
4,175,996	5.00	1/20/51		4,209,025
6,518,441	5.00	2/20/51		6,402,438
495,405	5.50	9/20/39		507,013
8,473,240	5.50	10/20/50		8,747,349
1,804,965	5.50	11/20/50		1,892,940
3,171,402	5.50	1/20/51		3,280,854
1,962,131	5.50	4/20/51		2,054,616
13,068,783	5.50	5/20/51		13,557,794
7,940,141	5.50	6/20/51		8,166,568
16,030,674	5.50	7/20/51		16,525,168
500,751	5.50	10/20/51		522,209
5,690,824	5.50	11/20/51		5,844,221
233,800	5.52	4/20/48	[1]	234,975
3,356,264	5.61	4/20/40	[1]	3,430,430
3,821,171	5.80	3/20/45	[1]	3,941,612
7,874,839	5.85	2/20/51	[1]	8,353,092
577,534	5.94	10/20/40	[1]	597,745
335,675	5.99	11/20/43	[1]	348,523
1,140,520	6.00	11/20/33		1,152,403
357,884	6.00	12/20/35		370,074
222,164	6.00	3/20/42		230,327
293,624	6.00	3/20/48		301,547
1,407,051	6.00	3/20/49		1,421,966
447,298	6.00	5/20/49		465,906
1,402,414	6.12	1/20/39	[1]	1,461,142
1,161,369	6.43	6/20/41	[1]	1,208,559
228,673	6.46	4/20/37	[1]	232,728
862,833	6.50	7/20/32		859,366
848,546	6.50	2/20/37		869,894
164,114	6.50	9/16/38		167,778
1,426,606	6.50	8/20/48		1,492,382
1,017,298	6.50	10/20/48		1,055,408
1,028,635	6.50	1/20/49		1,042,374

DECEMBER 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
382,755	6.52	7/20/39	[1]	398,210
368,055	6.64	4/20/39	[1]	386,065
581,415	6.84	8/20/40	[1]	611,499
269,643	7.00	6/20/45	[1]	281,624
87,265	7.00	9/16/33		88,100
233,081	7.00	5/20/42		246,437
569,652	7.00	10/20/48		599,521
702,827	7.00	11/20/48		738,244
358,696	7.09	2/20/45	[1]	385,708
722,021	7.09	12/20/38	[1]	765,367
375,197	7.16	12/20/33	[1]	393,215
957,540	7.32	8/20/38	[1]	1,015,741

				125,702,799

Vendee Mortgage Trust - 1.0%
814,595	5.98	3/15/25	[1]	829,139
295,616	6.50	2/15/24		295,976
1,069,150	6.50	8/15/31		1,065,428
519,379	6.50	10/15/31		540,049
333,275	6.75	2/15/26		339,973
403,632	7.00	3/15/28		406,463
84,090	7.25	9/15/25		85,730
212,173	7.50	2/15/27		217,295
82,839	7.75	9/15/24		83,612
36,071	8.00	2/15/25		36,251
44,395	8.29	12/15/26		45,407

				3,945,323

Total Collateralized Mortgage Obligations (cost: $288,019,093)				265,835,027

Asset-Backed Securities - 0.9%
Federal Home Loan Mortgage Corporation - 0.1%
293	6.09	9/25/29	[1]	283
509,481	7.16	7/25/29		523,287

				523,570

Federal National Mortgage Association - 0.5%
351,520	4.40	11/25/33	[14]	334,256
302,495	4.45	9/26/33	[14]	291,461
8,477	1 Mo. Libor + 0.17%, 4.56	11/25/32	[1]	8,335
86,370	4.88	10/25/33	[14]	80,394
1,303,664	5.71	2/25/33	[14]	1,269,994
1,516	6.00	5/25/32	[14]	1,492
46,512	6.09	10/25/31	[14]	46,769
1,957	7.72	6/25/26	[1]	1,981

				2,034,682

Small Business Administration - 0.3%
122,969	5.78	8/1/27		122,064
542,232	5.87	7/1/28		536,077
508,661	6.02	8/1/28		505,790

				1,163,931

Total Asset-Backed Securities (cost: $3,884,475)				3,722,183

Put Options Purchased [19] - 0.9% (cost: $4,052,232)				3,412,860

Quantity	Name of Issuer	Fair Value ($)
Short-Term Securities - 0.5%
1,814,468	Fidelity Inst. Money Mkt. Gvt. Fund, 4.06%	1,814,468

(cost: $1,814,468)
Total Investments in Securities -100.6% (cost: $422,339,014)		391,940,498

Other Assets and Liabilities - (0.6)%		(2,301,464)

Net Assets - 100.0%		$389,639,034

[1]

Variable rate security. Rate disclosed is as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2022.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit U.S. Government Securities Fund (Continued)

[19]	Options outstanding as of December 31, 2022 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Put Options Purchased - U.S. Treasury Futures:
5-Year	2,287	106.75	February 2023	StoneX Financial, Inc.	244,137,250	1,727,776	1,036,297
5-Year	1,000	107.25	February 2023	StoneX Financial, Inc.	107,250,000	951,971	617,188
5-Year	400	109.50	February 2023	StoneX Financial, Inc.	43,800,000	591,460	756,250
5-Year	400	110.25	February 2023	StoneX Financial, Inc.	44,100,000	781,025	1,003,125

Total					439,287,250	4,052,232	3,412,860

A summary of the levels for the Fund’s investments as of December 31, 2022 is as follows:

		Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	114,083,304	—	114,083,304
U.S. Treasury / Federal Agency Securities	—	3,072,656	—	3,072,656
Collateralized Mortgage Obligations	—	265,835,027	—	265,835,027
Asset-Backed Securities	—	3,722,183	—	3,722,183
Put Options Purchased	3,412,860	—	—	3,412,860
Short-Term Securities	1,814,468	—	—	1,814,468
Total:	5,227,328	386,713,170	—	391,940,498

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2022	5